Warrants - Schedule of Black–Scholes Option Price Model (Details) - PIPE [Member]	Dec. 31, 2024	Dec. 31, 2023
Expected Volatility (%) [Member] | Minimum [Member]
Schedule of Black–Scholes Option Price Model [Line Items]
Black–Scholes option price	80.84	55.08
Expected Volatility (%) [Member] | Maximum [Member]
Schedule of Black–Scholes Option Price Model [Line Items]
Black–Scholes option price	83.21	60.24
Risk-free Interest Rate (%) [Member] | Minimum [Member]
Schedule of Black–Scholes Option Price Model [Line Items]
Black–Scholes option price	4.08	3.85
Risk-free Interest Rate (%) [Member] | Maximum [Member]
Schedule of Black–Scholes Option Price Model [Line Items]
Black–Scholes option price	4.34	4.99
Expected Life (years) [Member] | Minimum [Member]
Schedule of Black–Scholes Option Price Model [Line Items]
Black–Scholes option price	1.89	2
Expected Life (years) [Member] | Maximum [Member]
Schedule of Black–Scholes Option Price Model [Line Items]
Black–Scholes option price	4.39	5.33
Value Per Share [Member] | Minimum [Member]
Schedule of Black–Scholes Option Price Model [Line Items]
Black–Scholes option price	1.53	0.59
Value Per Share [Member] | Maximum [Member]
Schedule of Black–Scholes Option Price Model [Line Items]
Black–Scholes option price	2.48	0.71
Exercise Price (U.S. dollars per share) [Member]
Schedule of Black–Scholes Option Price Model [Line Items]
Black–Scholes option price	1.1	1.1